IFRS 7 - Disclosure - Credit Risk - Summary of Rating Profile of OTC Derivative Mark to Market (MTM) Receivables (Detail) - CAD ($) $ in Millions	Apr. 30, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Exposure	$ 745,787	$ 715,622
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 8,350	$ 7,770
Exposure percentage	100.00%	100.00%
Investment grade [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 7,160	$ 6,780
Exposure percentage	85.80%	87.30%
Non investment grade [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 1,160	$ 970
Exposure percentage	13.90%	12.50%
Watch list [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 20	$ 10
Exposure percentage	0.20%	0.10%
Default [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 10	$ 10
Exposure percentage	0.10%	0.10%